Income Taxes - Reconciliation of income tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation
Statutory federal income tax rate on income from operations	21.00%	35.00%	35.00%
Tax Legislation benefit	(1.10%)	(11.20%)	0.00%
Share-based payments	(0.60%)	(1.40%)	0.00%
Tax-exempt income	(0.90%)	(0.70%)	(1.20%)
Tax credits	(1.30%)	(1.30%)	(1.30%)
Non-deductible goodwill impairment	0.00%	1.00%	0.00%
Other	0.70%	0.50%	(0.70%)
Effective income tax rate (as a percent)	17.80%	21.90%	31.80%
Income tax benefit	$ (468)	$ (995)	$ (842)